Schedule V - Valuation and Qualifying Accounts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	€ 238	€ 276	€ 199
Addition charged to earnings	18	12	154
Amounts written off and other changes	(45)	(57)	(70)
Transfers to disposal groups	(81)
Currency translation	7	7	(7)
Ending balance	138	238	276
Mortgages [member]
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	6	6
Ending balance	4	6	6
Other loans [member]
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	112	182
Ending balance	0	112	182
Receivables [member]
Disclosure of details of valuation and qualifying accounts [line items]
Beginning balance	120	88
Ending balance	€ 134	€ 120	€ 88